SIGNIFICANT TRANSACTIONS - Acquisition of non-controlling interest of Mibanco, Banco de la Microempresa S.A. (Mibanco) (Details) S/ in Millions	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020 item	Dec. 01, 2019 PEN (S/)
Disclosure of detailed information about business combination [line items]
Consideration paid | S/			S/ 255.7
Percentage of GDP	31.00%	20.00%
Chile
Disclosure of detailed information about business combination [line items]
Percentage of GDP		12.00%
Number of fiscal stimulus packages		3
Number of withdrawals of individual pension fund accounts		2
Percentage of withdrawal of individual pension fund accounts		10.00%